Leases (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of lease liabilities

Lease liabilities	October 31, 2022	October 31, 2021
	$	$
Balance - beginning	2,360,438	116,907
Additions	1,030,429	2,642,588
Disposals	-	(18,513)
Interest expense on lease liabilities	243,360	132,371
Payments	(1,333,098)	(512,914)
Balance - ending	2,301,129	2,360,438
Current portion	1,025,373	624,935
Non-current portion	1,275,756	1,735,503